INCOME TAXES - Components for loss before income taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
United States			$ (38,396)	$ (55,936)
International			(186)	160
Loss before provision for income taxes	$ (6,937)	$ (12,286)	$ (38,582)	$ (55,776)